Finance Lease Liabilities (Tables)	6 Months Ended
Dec. 31, 2025
Finance Lease Liabilities [Abstract]
Schedule of Future Minimum Lease Payments Under Finance Lease	Future minimum lease payments under finance lease that have initial non-cancelable lease terms as of December 31, 2025 were as follows:
As of December 31, 2025
Within 1 year	$64,505
1-2 year	40,972
2-3 year	19,237
Over 3 years	7,911
Total finance lease payments	$132,625
Less: imputed interest	(12,315)
Total finance lease obligation	$120,310
Less: current portion of finance lease liabilities	(57,314)
Non-current portion of finance lease liabilities	$62,996